Related Parties (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Cash paid for settlement of share-based awards	$ 1,160		$ 1,160